Notes to the consolidated statements of income - Expenses from strategic transactions and programs (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Strategic transactions and programs
Impairment of intangible and tangible assets	€ 74,531	€ 211	€ 198,226	€ 12,679
Impairment resulting from the measurement of assets held for sale	237	(75)	237	8,789
Loss from the sale of business	(3)	43,444	647	43,444
Other	44,962	9,645	86,209	29,172
Expenses from strategic transactions and programs	119,727	53,225	285,319	94,084
Legacy Portfolio Optimization
Strategic transactions and programs
Impairment of intangible and tangible assets	72,646	(150)	72,873	11,997
Impairment resulting from the measurement of assets held for sale	237	(75)	237	8,789
Loss from the sale of business	(3)	43,444	647	43,444
Other	45,475	9,429	64,941	27,494
FME25+ Program
Strategic transactions and programs
Impairment of intangible and tangible assets	1,885	361	125,353	682
Other	€ (513)		€ 21,268
Legal Form Conversion Costs
Strategic transactions and programs
Other		€ 216		€ 1,678